Income Tax - Schedule of Reconciliation of the Actual Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliation of the Actual Income Tax Expense [Line Items]
Loss/(income) from before income tax	¥ 172,762	$ 24,705	¥ (4,804)	¥ 4,004
Expected taxation at PRC statutory tax rate	¥ (43,190)		¥ 1,201	¥ (1,001)
Expected taxation at PRC statutory tax rate	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Parent-subsidiary tax rate differential	¥ 38,838		¥ (940)
Parent-subsidiary tax rate differential	22.50%	22.50%	19.60%
Effect of tax rate differences	¥ 1,647		¥ (1,545)	¥ (292)
Effect of tax rate differences	1.00%	1.00%	32.20%	(7.30%)
Additional deduction for R&D expenses	¥ (816)		¥ (1,090)	¥ (878)
Additional deduction for R&D expenses	(0.50%)	(0.50%)	22.70%	(21.90%)
Impact of tax rate change on deferred taxes	¥ 941		¥ (237)	¥ (4,234)
Impact of tax rate change on deferred taxes	0.50%	0.50%	4.90%	(105.70%)
Non-deductible expenses	¥ 41		¥ 479	¥ 18
Non-deductible expenses			(10.00%)	0.40%
Prior year income tax differences	¥ (20)
Prior year income tax differences
Change in valuation allowance	¥ 3,069		¥ 1,160	¥ 8,755
Change in valuation allowance	1.80%	1.80%	(24.10%)	218.70%
Total Income tax expenses/(benefit)	¥ 510	$ 73	¥ (972)	¥ 2,368
Income tax expenses/(benefit)	0.30%	0.30%	20.30%	59.20%
PRC [Member]
Schedule of Reconciliation of the Actual Income Tax Expense [Line Items]
Loss/(income) from before income tax	¥ 23,240		¥ (4,807)	¥ 4,004
Overseas Entities [Member]
Schedule of Reconciliation of the Actual Income Tax Expense [Line Items]
Loss/(income) from before income tax	¥ 149,522		¥ 3